Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Consulting fees			$ 40,000
Related party expenses	36,000	36,000	36,000
Apache [Member]
Related Party Transaction [Line Items]
Revenue from affiliated	40,800,000	31,200,000
GD [Member]
Related Party Transaction [Line Items]
Revenue from affiliated	200,000
Ranch Lease Agreement [Member]
Related Party Transaction [Line Items]
Number of ranch lease agreements	2
Ranch Lease Agreement [Member] | Cypress Springs Ranch [Member]
Related Party Transaction [Line Items]
Fees pursuant to the ranch lease agreements for right to utilize premises of ranches	14,281	39,875
Ranch Lease Agreement [Member] | Camp Verde Ranch [Member]
Related Party Transaction [Line Items]
Fees pursuant to the ranch lease agreements for right to utilize premises of ranches		$ 1,650